UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

 (Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)             (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:                  513-661-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Common Stocks	Shares	Fair Value

3M Co.	38,295	$4,572,806
Danaher Corp.	52,300	3,625,436
Dover Corp.	30,200	2,712,866
Eaton Corp.	34,650	2,385,306
Emerson Electric Co.	53,100	3,435,570
Idex	39,850	2,600,212
Norfolk Southern Corp.	28,900	2,235,415
18.3% - Total For Industrials		$21,567,611

AT&T Inc.	49,640	1,678,825
1.4% - Total For Telecommunication Services		$1,678,825

Coca Cola Co.	60,580	2,294,770
Kellogg Co.	38,650	2,269,915
Nestle SA - ADR	52,550	3,657,480
Procter & Gamble Co.	28,690	2,168,677
Unilever PLC	59,600	2,299,368
10.8% - Total For Consumer Staples		$12,690,210

Target Corp.	55,150	3,528,497
3.0% - Total For Consumer Discretionary		$3,528,497

Chevron Corp.	37,735	4,584,803
ConocoPhillips	51,800	3,600,618
Phillips 66	40,750	2,356,165
Royal Dutch Shell PLC, Class B ADR	51,300	3,532,005
Schlumberger Ltd.	28,400	2,509,424
Williams Companies Inc.	66,350	2,412,486
16.1% - Total For Energy		$18,995,501

Allstate Corp.	42,800	2,163,540
AON PLC	34,650	2,579,346
March & McLennan Companies Inc.	80,000	3,484,000
Everest RE Group Ltd.	16,600	2,413,806
RenaissanceRE Holdings Ltd.	27,400	2,480,522
PNC Financial Services Group Inc.	29,770	2,156,836
U.S. Bancorp	62,800	2,297,224
14.9% - Total For Financial Services		$17,575,274

Abbott Laboratories	65,600	2,177,264
C. R. Bard Inc.	31,000	3,571,200
Becton, Dickinson and Co.	21,670	2,167,433
Owens & Minor Inc. Holding Company	97,450	3,370,795
Teleflex Inc.	29,600	2,435,488
11.6% - Total For Health Care		$13,722,180

Accenture Inc.	48,000	3,534,720
Apple Computer Inc.	5,180	2,469,565
Cisco Systems Inc.	96,600	2,263,435
Linear Technology Corp.	55,600	2,205,096
Microsoft Corp.	107,835	3,588,749
Oracle Corp.	106,200	3,522,654
Qualcomm Inc.	50,630	3,408,412
S A P ADR	32,250	2,383,920
19.8% - Total For Information Technology		$23,376,551

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Total Common Stocks 95.9%		$113,134,649
(Identified Cost $89,449,060)

Cash Equivalents

First American Government Obligation Fund, Class Z**	4,876,196	4,876,196
Total Cash Equivalents 4.1%		$4,876,196
(Identified Cost $4,876,196)

Total Portfolio Value 100.0%		$118,010,845
(Identified Cost $94,325,256)

Liabilities in Excess of Other Assets 0.0%		$(38,486)

Total Net Assets 100.0%		$117,972,359

* Non-income producing security.

** Variable Rate Security; as of September 30, 2013, the 7 day yield was 0.02%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Common Stocks	Shares	Fair Value

Potash Corp. of Saskatchewan Inc.	23,600	$738,208
1.5% - Total For Materials		$738,208

3M Co.	8,870	1,059,167
Danaher Corp.	23,100	1,601,292
Dover Corporation	17,630	1,583,703
March & McLennan Companies Inc.	35,550	1,548,202
Eaton Corp.	16,070	1,106,259
Emerson Electric Co.	16,380	1,059,786
Union Pacific Corp.	6,410	995,729
17.6% - Total For Industrials		$8,954,138

CVS Corp.	16,620	943,185
Nestle SA - ADR	21,020	1,462,992
Procter & Gamble Co.	11,700	884,403
6.5% - Total For Consumer Staples		$3,290,580

Michael Kors Holdings Ltd.*	14,400	1,073,088
Priceline.com Inc.*	1,090	1,101,936
Dollar General Corp.*	9,100	513,786
Walt Disney Co.	15,450	996,371
7.3% - Total For Consumer Discretionary		$3,685,181

Baker Hughes Inc.	19,110	938,301
Chevron Corp.	11,860	1,440,990
EOG Resources Inc.	6,780	1,147,718
Royal Dutch Shell PLC, Class B ADR	14,860	1,023,111
Schlumberger Ltd.	18,170	1,605,501
Williams Companies Inc.	25,475	926,271
14.0% - Total For Energy		$7,081,892

Allstate Corp.	19,200	970,560
AON PLC	13,650	1,016,106
Axis Capital Holdings Ltd.	22,450	972,309
Legg Mason Inc.	29,400	983,136
PNC Financial Services Group Inc.	13,010	942,574
9.6% - Total For Financial Services		$4,884,685

Analogic Corp.	13,550	1,119,772
C. R. Bard Inc.	9,475	1,091,520
Express Scripts Inc.*	15,350	948,630
Medifast Inc.*	18,000	484,020
Mednax Inc.*	15,030	1,509,012
Teleflex Inc.	12,000	987,360
12.1% - Total For Health Care		$6,140,314

Apple Computer Inc.	3,930	1,873,628
Autodesk Inc.*	25,740	1,059,716
Citrix Systems Inc.*	7,725	545,462
Cognizant Technologies Solutions Corp.*	6,750	554,310
EMC Corp.*	37,950	970,002
F5 Networks Inc.*	12,250	1,051,148
Fortinet Inc.*	51,500	1,043,390
Google Inc.*	1,160	1,016,056
IPG Photonics Corp.*	17,000	957,950

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Oracle Corp.	43,400	1,439,578
Qualcomm Inc.	23,000	1,548,360
S A P ADR	13,300	983,136
Teradata Corp.*	17,000	942,480
27.6% - Total For Information Technology		$13,985,216

Total Common Stocks 96.2%		$48,760,214
(Identified Cost $38,486,598)

Cash Equivalents

First American Government Obligation Fund, Class Z**	2,426,397	2,426,397
Total Cash Equivalents 4.8%		$2,426,397
(Identified Cost $2,426,397)

Total Portfolio Value 101.0%		$51,186,611
(Identified Cost $40,912,995)

Liabilities in Excess of Other Assets -1.0%		$(495,626)

Total Net Assets 100.0%		$50,690,985

* Non-income producing security.
** Variable Rate Security; as of September 30, 2013, the 7 day yield was 0.02%.
ADR - American Depositary Receipt
PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Common Stocks	Shares	Fair Value

Kapstone Paper & Packaging Corp.*	6,500	$278,200
Valspar Corp.	3,800	241,034
Westlake Chemical Corp.	3,000	313,980
2.1% - Total For Materials		$833,214

Agco Corp.	6,800	410,856
Alliant Techsystems Inc.	3,600	351,216
Carlisle Corp.	4,100	288,189
Deluxe Corp.	7,100	295,786
Chicago Bridge & Iron	4,700	318,519
Copa Holdings SA	2,200	305,074
Dun & Bradstreet Corp.	2,800	290,780
Flowserve Corp.	8,800	549,032
Generac Holdings Inc.*	7,000	298,480
Healthcare Services	10,700	275,632
J B Hunt Transport Services Inc.	3,800	277,134
KBR Inc.	7,600	248,064
Lennox International	4,800	361,248
Lincoln Electric	4,600	306,452
Manitowoc Company Inc.	17,300	338,405
Old Dominion Freight Line Inc.*	6,300	289,737
Oshkosh Truck Corp.*	10,300	504,494
Steelcase Inc.	18,200	302,484
Timken Co.	4,700	283,880
Towers Watson & Co.*	3,200	342,272
Trinity Industries	7,900	358,265
United Stationers Inc.	6,700	291,048
Triumph Group Inc.	3,300	231,726
Valmont Industries Inc.	1,600	222,256
Watsco Inc.	2,900	273,383
20.0% - Total For Industrials		$8,014,412

Energizer Holdings, Inc.	2,700	246,105
General Nutrition Inc.	5,600	305,928
Herbalife Ltd.	10,500	732,585
Ingredion Inc.	3,600	238,212
Kroger Co.	8,100	326,754
Nu Skin Enterprises	5,000	478,700
Tyson Foods Inc.	12,000	339,360
6.6% - Total For Consumer Staples		$2,667,644

American Eagle Outfitters	10,600	148,294
AMC Networks*	4,600	315,100
Autozone, Inc.*	700	295,911
Carter's	4,200	318,738
Chico's FAS Inc.	19,400	323,204
Deckers Outdoor*	4,800	316,416
Dillard's Inc.	3,100	242,730
DSW Inc.	3,700	315,684
Foot Locker Inc.	13,800	468,372
Gentex Corp.	11,800	301,962
Hanesbrand Inc.*	5,800	361,398
Helen of Troy Ltd.*	6,800	300,900
Jarden Corp.*	5,900	285,560
LKQ Corp.*	15,800	503,546

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Michael Kors Holdings Ltd.*	4,300	320,436
Phillips - Van Heusen	2,100	249,249
Pulte Homes Inc.	22,700	374,550
Signet Jewelers Ltd.	4,200	300,930
Snap-on Tools Corp.	3,100	308,450
Thor Industries Inc.	6,100	354,044
Tractor Supply Co.	4,800	322,416
Ulta Salon Cosmetics & Fragrance Inc.*	2,900	346,434
VF Corp.	1,500	298,575
18.4% - Total For Consumer Discretionary		$7,372,899

Atwood Oceanics*	6,600	363,264
Helmerich & Payne Inc.	4,400	303,380
HollyFrontier Corp.	7,600	320,036
Marathon Petroleum Corp.*	3,200	205,824
Oceaneering International Inc.	4,400	357,456
Patterson-UTI Energy Inc.	11,300	241,594
RPC Inc.	17,100	264,537
Superior Energy Services Inc.*	11,400	285,456
Tesoro Petroleum Corp.	4,300	189,114
Tidewater Inc.	5,100	302,736
7.1% - Total For Energy		$2,833,397

Allied World Assurance Company Holdings Inc.	2,600	258,414
American National Insurance Co.	3,000	294,120
Amtrust Financial Services Inc.	7,920	308,920
Argo Group International Holdings Inc.	6,000	257,382
Assurant Inc.	6,000	324,600
Axis Capital Holdings Ltd.	6,500	281,515
CNA Financial Corp.	7,400	282,532
Endurance Specialty Holdings Ltd.	5,200	279,344
Fidelity National Financial Inc.	11,500	305,900
First Niagara Financial Group Inc.	26,100	270,657
Genworth Financial*	24,900	318,720
HCC Insurance Holdings, Inc.	6,300	276,066
Home Bancshares Inc.	10,300	312,914
Huntington Bancshares Inc.	35,100	289,926
Invesco Ltd.	8,300	264,770
Leucadia National Corp.	13,122	357,443
Nasdaq Stock Market Inc.	8,100	260,091
Principal Financial Group Inc.	7,700	329,714
Protective Life Corp	6,500	276,575
Reinsurance Group of America	4,500	301,455
Synovus Financial Corp.	100,000	330,000
UnumProvident Corp.	9,100	277,004
Washington Federal Inc.	13,900	287,452
Zions Bancorp	11,100	304,362
17.5% - Total For Financial Services		$7,049,876

C.R. Bard Inc.	3,400	391,680
Carefusion Corp.*	13,500	498,150
Cigna Corp.	4,100	315,126
Medifast Inc.*	22,000	591,580
Mednax Inc.*	5,000	502,000
Omnicare Inc.	7,100	394,050
United Therapeutics Corp.*	5,300	417,905
Universal Health Services Inc.	4,000	299,960

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

VCA Antech Inc.*	10,600	291,076
Warner Chilcott PLC - ADR	20,400	467,772
10.4% - Total For Health Care		$4,169,299

Amdocs Ltd.	7,300	267,472
Booz Allen Hamilton Holding Corp.	16,300	314,916
F5 Networks*	5,700	489,106
Brocade Communications Systems Inc.*	59,300	477,365
Fleetcore Technologies Inc.*	4,500	495,720
First Solar Inc.*	5,800	233,218
IPG Photonics Corp.*	8,900	501,515
Flir Systems	9,800	307,720
Jabil Circuit Inc.	28,400	615,712
KLA-Tencor Corp.	4,700	285,995
LAM Research Corp.*	5,700	291,840
Netsuite Inc.*	4,000	431,760
Neustar Inc.*	6,400	316,672
Teradyne*	16,400	270,928
Ubiquiti Networks Inc.*	10,500	352,695
Western Digital Corp.	5,900	374,060
15.0% - Total For Information Technology		$6,026,694

UGI Corp.	7,200	281,736
0.7% - Total For Utilities		$281,736

Total Common Stocks 97.8%		$39,249,171
(Identified Cost $31,929,189)

Real Estate Investment Trusts (REITs)

Retail Properties of America	19,900	273,625
Senior Housing Properties Trust	10,200	238,068
Total REITs 1.3%		$511,693
(Identified Cost $450,433)

Cash Equivalents

First American Government Obligation Fund, Class Z**	382,555	382,555
Total Cash Equivalents 0.9%		$382,555
(Identified Cost $382,555)

Total Portfolio Value 100.0%		$40,143,419
(Identified Cost $32,762,177)

Other Assets in Excess of Liabilities 0.0%		$6,989

Total Net Assets 100.0%		$40,150,408

* Non-income producing security.

** Variable Rate Security; as of September 30, 2013, the 7 day yield was 0.02%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Common Stock	Shares	Fair Value

Acadia Realty Trust	1,650	$40,722
Dupont Fabros Technology Inc. REIT	1,800	46,386
0.8% - Total For Financials		$87,108

Total Common Stock 0.8%		$87,108
(Identified Cost $87,017)

Real Estate Investment Trusts (REITs)

American Campus Communities Inc.	2,000	$68,300
Apartment Investment & Management Co.	2,624	73,315
Avalonbay Communities Inc.	2,209	280,742
BRE Properties Inc.	1,500	76,140
Colonial Property Trust	1,750	39,358
Camden Property Trust	2,000	122,880
Equity LifeStyle Properties Inc.	1,500	51,255
Equity Residential	6,500	348,205
Essex Property Trust Inc.	720	106,344
Home Properties Inc.	1,100	63,525
Mid-America Apartment Communities Inc.	1,000	62,500
Post Properties Inc.	1,400	63,028
Senior Housing Properties Trust	3,500	81,690
UDR Inc.	5,307	125,776
15.1% - Total For Residential		$1,563,058

American Tower Corp.	7,800	578,214
Brandywine Realty Trust	3,000	39,540
Douglas Emmett Inc.	2,500	58,675
Lexington Realty Trust	3,500	39,305
National Retail Properties Inc.	2,250	71,595
Public Storage	3,200	513,760
PS Business Parks Inc.	500	37,310
Retail Properties of America	5,000	68,750
Vornado Realty Trust	4,061	341,368
16.9% - Total For Diversified		$1,748,517

HCP Inc.	8,600	352,170
Health Care REIT Inc.	4,950	308,781
Healthcare Realty Trust Inc.	1,500	34,665
LTC Properties Inc.	650	24,687
Medical Properties Trust Inc.	2,800	34,076
Omega Healthcare Investors Inc.	2,000	59,740
Universal Health Realty Income Trust	300	12,561
Ventas Inc.	5,300	325,950
11.2% - Total For Health Care Facilities		$1,152,630

Diamondrock Hospitality Co.	4,000	42,680
Host Hotels & Resorts Inc.	14,954	264,237
LaSalle Hotel Properties	3,000	85,560
RL Lodging Trust	2,500	58,725
Ryman Hospitality Properties	1,000	34,510
Strategic Hotels and Resorts Inc.*	5,000	43,400
Sunstone Hotel Investors Inc.*	3,000	38,220
5.5% - Total For Hotels/Motels		$567,332

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Alexandria Real Estate Equities Inc.	1,500	95,775
Boston Properties Inc.	3,120	333,528
Commonwealth REIT	1,700	37,247
Corporate Office Properties Trust	2,000	46,200
Piedmont Office Realty Trust Inc.	3,500	60,760
Digital Realty Trust, Inc.	2,300	122,130
Duke Realty Corp.	5,000	77,200
Highwoods Properties Inc.	1,700	60,027
Kilroy Realty Corp.	1,545	77,173
Liberty Property Trust	2,661	94,732
Mack-Cali Realty Corp.	2,500	54,850
10.3% - Total For Office		$1,059,622

BioMed Realty Trust Inc.	4,000	74,360
CubeSmart	2,500	44,600
DCT Industrial Trust Inc.	5,500	39,545
Eastgroup Properties	600	35,526
Extra Space Storage Inc.	2,000	91,500
Prologis Inc.	10,052	378,156
Sovran Self Storage Inc.	600	45,408
6.9% - Total For Industrial		$709,095

Alexander's Inc.	100	28,612
CBL & Associates Properties Inc.	2,394	45,725
DDR Corp.	7,055	110,834
EPR Properties	1,000	48,740
Equity One Inc.	3,000	65,580
Federal Realty Investment Trust	1,250	126,812
General Growth Partners Inc.	18,500	356,865
Blimsher Realty Trust	2,900	28,275
Hospitality Property Trust	3,300	93,390
Kimco Realty Corp.	8,567	172,882
Macerich Co.	2,592	146,292
Realty Income Corp.	3,319	131,930
Regency Centers Corp.	2,075	100,326
Simon Property Group Inc.	5,854	867,738
SL Green Realty Corp.	2,000	177,680
Tanger Factory Outlet Centers Inc.	2,000	65,300
Taubman Centers Inc.	1,300	87,503
Washington Real Estate Investment Trust	1,500	37,905
Weingarten Realty Investors	2,500	73,325
26.7% - Total For Retail		$2,765,714

Plum Creek Timber Co., Inc.	3,800	177,954
Rayonier Inc.	2,500	139,125
Weyerhaueser Co.	11,300	323,520
6.2% - Total For Timber		$640,599

Total REITs 98.8%		$10,206,567
(Identified Cost $6,881,472)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,324	1,324
Total Cash Equivalents 0.0%		$1,324
(Identified Cost $1,324)

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Total Portfolio Value 99.6%	$10,294,999
(Identified Cost $6,969,813)

Other Assets in Excess of Liabilities 0.4%	$39,133

Total Net Assets 100.0%	$10,334,132

* Non-income producing security.

** Variable Rate Security; as of September 30, 2013, the 7 day yield was 0.02%.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Common Stocks	Shares	Fair Value

Agrium Inc.	1,400	$117,642
Air Liquide SA ADR	3,434	95,397
Anglogold Ltd.	7,200	95,616
Asahi Kasei Corp.	6,100	92,232
BASF SE ADR	750	72,000
BHP Billiton Ltd. ADR	2,550	169,575
BHP Billiton PLC ADR	1,675	98,590
Cemex SA De C.V. ADR*	9,002	100,642
Newcrest Mining Ltd. ADR	9,000	96,894
Nippon Steel and Sumitomo Metal Corp. ADR*	3,530	120,797
Potash Corp. of Saskatchewan Inc.	1,710	53,489
Rio Tinto PLC ADR	2,040	99,470
Sociedad Quimica	1,640	50,102
Syngenta AG ADR	1,000	81,300
Vale SA	5,100	79,610
9.1% - Total For Materials		$1,423,356

Abb Ltd. ADR	2,900	68,411
Atlas Copco AB	2,700	79,164
BAE Systems PLC ADR	5,140	151,322
Bunzl PLC	800	87,088
Canadian National Railway Co.	1,640	166,247
Canadian Pacific Ltd. Corp.	800	98,640
Itochu Corp ADR	3,000	73,980
Keppel Corp. Ltd. ADR	4,620	77,062
Komatsu Ltd. ADR	2,660	66,686
Koninklijke Philips El-Ny Shares	3,557	114,713
Mitsubishi Corp.	2,570	103,828
Mitsui & Co. Ltd. ADR	480	139,920
Schneider Elect SA ADR	5,200	87,776
Sensata Technologies Holding NV*	2,100	80,367
Siemens AG ADR	900	108,459
Tata Motor Ltd.	4,100	109,141
Volvo AB ADR	6,330	94,000
10.9% - Total For Industrials		$1,706,804

America Movil, Series L ADR	4,460	88,353
BT Group PLC	1,600	88,480
China Mobile (Hong Kong) Ltd.	2,860	161,390
Chunghwa Telecom Co. Ltd.	2,440	77,055
Deutsche Telekom AG	5,950	86,870
KDDI Corp.	14,400	184,176
Millicom International Cellular SA	600	53,202
MTN Group Ltd. ADR	2,390	47,465
Nippon Telegraph & Telephone Corp. ADR	2,850	74,271
Orange SA ADR	5,896	73,759
Phillipine Long Distance Telephone Co. ADR	1,000	67,840
SK Telecom Co., Ltd.	3,400	77,180
Telefonica Brasil ADR	4,371	98,085
Telefonica SA ADR	4,849	75,063
Vivendi	3,504	80,417
Vodafone Group PLC ADR	5,000	175,900
9.6% - Total For Telecommunication Services		$1,509,506

AEON Co. Ltd.	7,900	110,047

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Carrefour SA	12,155	82,654
Coca-Cola Amatil Ltd. ADR	2,380	54,669
Coca-Cola Enterprises FEMSA SA ADR	650	81,887
Danone Sponsored ADR	6,073	91,338
Koninklijke Ahold NV ADR	5,300	91,584
L'Oreal ADR	2,120	72,928
Nestle SA ADR	4,140	288,144
Reckitt Benckiser Group PLC	6,800	99,892
Tesco PLC ADR	3,440	60,406
Unilever NV (Netherlands)	1,360	51,299
Unilever PLC	5,730	221,063
Wal-Mart De Mexico SA ADR	4,000	104,920
9.0% - Total For Consumer Staples		$1,410,831

Adidas AG ADR	2,000	108,400
Carnival PLC ADR	2,160	73,246
Daimler AG	1,950	152,334
Hennes & Mauritz AB ADR	14,300	123,266
Honda Motor Co. Ltd. ADR	1,940	73,992
Magna International Inc.	2,500	206,400
Marks & Spencer Group PLC	5,000	80,250
Naspers Ltd.	1,300	120,315
Sony Corp. ADR	5,730	123,310
Toyota Motor Corp. ADR	2,210	282,945
Volkswagen AG ADR	1,720	78,002
9.1% - Total For Consumer Discretionary		$1,422,460

BG Group PLC ADR	3,350	63,851
BP PLC ADR	2,270	95,408
CNOOC Ltd.	360	72,648
Ecopetrol SA ADR	1,750	80,500
Eni S.P.A. ADR	1,770	81,473
Gazprom Oao ADR	11,360	100,195
Petrochina Ltd. ADR	1,400	153,930
Petroleo Brasileiro ADR	5,620	87,054
Royal Dutch Shell PLC, Class B ADR	4,200	289,170
Statoil ASA	5,200	117,936
Suncor Energy Inc.	2,100	75,138
Total SA ADR	2,900	167,968
8.8% - Total For Energy		$1,385,271

Allianz AG	5,400	85,428
Australia and New Zealand Banking Group Ltd.	3,440	98,350
Banco Bradesco ADR	5,149	71,468
Banco De Chile	909	83,355
Bank of Montreal	1,240	82,857
Bank of Nova Scotia	1,070	61,322
Grupo Financiero Santander*	4,300	59,426
Barclays PLC ADR	6,372	108,579
Barclays PLC ADR - Rights, Expire 10/01/2013	1,593	8,554
BNP Paribas ADR	3,390	114,752
Cheung Kong Holdings Ltd. ADR	5,050	76,996
Credit Suisse Group ADR	3,666	111,996
Deutsche Boerse AG	8,100	60,750
HDFC Bank Ltd. ADR	2,700	83,106
HSBC Holdings PLC ADR	3,457	187,577
Icici Bank Ltd. ADR	1,760	53,645

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Industrial and Commercial Bank of China Ltd.	16,050	223,352
Itau Unibanco Holding SA ADR	5,830	82,320
KB Financial Group Inc. ADR*	2,400	84,048
Macquarie Group Ltd. ADR	2,000	89,060
Manulife Financial Corp.	4,420	73,195
Mitsubishi Estate Co. Ltd. ADR	4,000	119,000
Mitsubishi UFJ Financial Group Inc. ADR	26,500	169,865
National Australia Bank Ltd. ADR	6,040	194,428
ORIX Corp. ADR	1,750	143,185
Prudential PLC ADR	3,900	145,587
Royal Bank of Canada	920	59,073
Banco Santander, SA	7,975	65,156
Sumitomo Corp. ADR	12,080	162,838
Sumitomo Mitsui Financial Group Inc.	18,500	180,005
Sun Hung Kai Properties Ltd. ADR	5,450	74,284
Tokio Marine Holdings Inc. ADR	3,660	119,902
Toronto Dominion Bank	900	80,982
United Overseas Bank Ltd. ADR	2,455	81,776
Westpac Banking Corp. Ltd. ADR	4,650	142,615
Zurich Insurance Group ADR	3,240	83,236
23.8% - Total For Financial Services		$3,722,068

Astellas Pharma Inc. ADR	5,200	66,352
Astrazeneca PLC ADR	2,700	140,211
Bayer AG ADR	1,900	224,086
Dr. Reddy's Laboratories Ltd.	2,240	84,650
Fresenius Medical Care ADR	1,800	58,284
Novartis AG ADR	2,480	190,241
Novo Nordisk ADR	450	76,149
Roche Holdings Ltd. ADR	3,760	253,913
Shire PLC ADR	1,120	134,277
Takeda Pharmaceutical Co. Ltd.	3,320	78,750
Teva Pharmaceuticals	3,770	142,431
9.3% - Total For Health Care		$1,449,344

ASML Holding NV	1,163	114,858
Baidu.Com*	600	93,108
Check Point Software Technologies Ltd.*	1,720	97,283
Lenova Group Ltd.*	3,600	75,859
Ericsson	8,050	107,467
Mercadolibre Inc.	710	95,786
Radware Ltd.*	4,000	55,800
SAP ADR	1,450	107,184
Siliconware Precision Industries Co. ADR	13,300	76,874
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,900	133,984
United Microelectronics ADR	44,930	92,556
6.7% - Total For Information Technology		$1,050,759

E.On AG ADR	3,140	55,861
Centrica PLC ADR	3,300	79,596
Electricite de France	14,200	89,460
Enel Spa ADR	11,800	45,076
Enersis SA ADR	4,490	72,109
Iberdrola SA ADR	3,578	83,296
2.7% - Total For Utilities		$425,398

Total Common Stocks 99.0%		$15,505,797

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

(Identified Cost $12,571,702)

Cash Equivalents

First American Government Obligation Fund, Class Z**	237,448	237,448
Total Cash Equivalents 1.5%		$237,448
(Identified Cost $237,448)

Total Portfolio Value 100.5%		$15,743,245
(Identified Cost $12,809,150)

Liabilities in Excess of Other Assets -0.5%		$(81,789)

Total Net Assets 100.0%		$15,661,456

* Non-income producing security.

** Variable Rate Security; as of September 30, 2013, the 7 day yield was 0.02%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Fixed Income Securities - Bonds	Face	Fair Value

Corporate Bonds:
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	3,795,000	$4,173,183
Axis Specialty Finance, 5.875% Due 06/01/2020	1,245,000	1,379,693
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	630,000	627,873
BB&T Corp. Subordinated Notes, 4.900% Due 06/30/2017	1,030,000	1,131,486
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,727,000	1,935,307
ERP Operating LP Senior Unsecured Notes, 5.125% Due 03/15/2016	1,490,000	1,630,435
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,270,000	1,429,361
ERP Operating LP Senior Unsecured Notes, 7.125% Due 10/15/2017	885,000	1,034,815
Fifth Third Bancorp Subordinated Notes, 4.500% Due 06/01/2018	2,319,000	2,506,976
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	245,000	269,511
JPMorgan Chase & Co. Senior Unsecured Notes, 4.625% Due 05/10/2021	1,500,000	1,598,621
JPMorgan Chase & Co. Senior Unsecured Notes, 6.000% Due 01/15/2018	2,000,000	2,298,842
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	746,000	807,604
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	2,660,000	2,929,096
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,000,000	1,010,194
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 4.800% Due 07/15/2021	3,155,000	3,409,921
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	1,514,000	1,806,511
Northern Trust Co. Subordinated Notes, 5.850% Due 11/09/2017*	1,000,000	1,141,289
PNC Funding Corp. Bank Guarantee Notes, 5.250% Due 11/15/2015	1,267,000	1,374,478
PNC Funding Corp. Bank Guarantee Notes, 5.625% Due 02/01/2017	870,000	970,583
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	3,135,000	3,368,235
Prudential Financial Corp. Senior Unsecured Notes, 5.375% Due 06/21/2020	105,000	118,447
Prudential Financial Corp. Senior Unsecured Notes, 6.100% Due 06/15/2017	465,000	533,375
Wells Fargo & Company Subordinated Notes, 3.450% Due 02/13/2023	4,495,000	4,207,154
18.9% - Total For Corporate Bonds: Bank and Finance		$41,692,990

Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,142,568
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	2,780,000	2,793,678
Burlington Northern Santa Fe Senior Unsecured Notes, 3.600% Due 09/01/2020	865,000	896,773
Eaton Corp. Senior Unsecured Notes 144A, 2.750% Due 11/02/2022*	1,000,000	931,892
Enterprise Products Senior Unsecured Notes, 4.050% Due 12/15/2022	2,500,000	2,539,458
General Electric Capital Corp. Senior Unsecured Notes, 3.150% Due 09/07/2022	2,000,000	1,891,082
General Electric Capital Corp. Senior Unsecured Notes, 4.375% Due 09/16/2020	3,000,000	3,191,718
General Mills Inc. Senior Unsecured Notes, 5.700% Due 02/15/2017	2,290,000	2,598,944
IBM Corp. Senior Unsecured Notes, 7.625% Due 10/15/2018	2,260,000	2,873,936
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	3,495,000	3,831,666
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	3,645,000	3,858,192
Kroger Co. Senior Unsecured Notes, 7.000% Due 05/01/2018	1,500,000	1,761,150
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	1,000,000	1,172,600
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/2019	2,070,000	2,373,588
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	108,000	137,632
Procter & Gamble Co. Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	2,891,598
United Technologies Corp. Senior Notes, 5.375% Due 12/15/2017	1,340,000	1,540,846
Wal-Mart Stores Senior Unsecured Notes, 7.550% Due 02/15/2030	4,000,000	5,386,996
Williams Partners LP Senior Unsecured Notes, 3.800% Due 02/15/2015	2,770,000	2,728,899
20.2% - Total For Corporate Bonds: Industrial		$44,543,216

AT&T Inc. Senior Unsecured Notes, 1.400% Due 12/01/2017	2,540,000	2,479,462
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,700,600
Georgia Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	1,000,000	1,095,925
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	1,195,000	1,332,742
Alliant Energy Corp Senior Unsecured Notes, 4.000% Due 10/15/2014	1,000,000	1,033,241
Mid American Holdings Senior Unsecured Notes, 5.750% Due 04/01/2018	3,000,000	3,479,919
Mississippi Power Co. Senior Unsecured Notes, 2.350% Due 10/15/2016	350,000	360,432
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,382,223
National Rural Utilities Collateral Trust, 5.450% Due 04/10/2017	1,810,000	2,049,897
NStar Electric Co. Senior Unsecured Notes, 4.500% Due 11/15/2019	2,511,000	2,759,800
Verizon Communications Senior Unsecured Notes, 6.350% Due 04/01/2019	3,960,000	4,647,183
Virginia Electric & Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	850,000	932,811
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	2,636,000	2,900,180
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,037,000	1,157,654
12.4% - Total For Corporate Bonds: Utilities		$27,312,069

United States Government Treasury Obligations
United States Treasury Note, 2.125% Due 11/30/2014	4,400,000	4,500,720
United States Treasury Note, 2.750% Due 11/15/2042	11,325,000	9,373,204
United States Treasury Note, 3.125% Due 02/15/2042	5,500,000	4,951,716
8.6% - Total For United States Government Treasury Obligations		$18,825,640

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Government Agency Obligations
FFCB, 4.150% Due 03/25/2015	778,000	822,885
FHLB Step-up Coupon Notes, 0.500% Due 06/20/2018	4,545,000	4,544,918
FHLMC Agency Note, 1.000% Due 07/25/2017	2,500,000	2,481,582
FNMA Note, 2.000% Due 09/12/2018	3,000,000	3,023,913
4.9% - Total For United States Government Agency Obligations		$10,873,298

Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	5,452,062	5,510,928
FHLMC CMO Series 2877 Class AL, 5.000% Due 10/15/2024	1,120,932	1,227,169
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	572,268	638,859
FHLMC CMO Series 3098 Class KE, 5.500% Due 09/15/2034	437,869	451,029
FHLMC CMO Series 3499 Class PA, 4.500% Due 08/15/2036	1,138,361	1,190,868
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	946,460	1,004,550
FHLMC CMO Series 3969 Class MP, 4.500% Due 04/15/2039	2,673,611	2,756,270
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	2,166,957	2,161,535
FHLMC Gold Partner Certificate Pool C01005, 8.000% Due 06/01/2030	4,122	5,025
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	1,832,539	1,954,866
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	3,822,988	4,146,275
FHLMC Partner Certificate Pool 780439, 2.473% Due 04/01/2033	197,077	208,969
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	2,355,602	2,591,562
FNMA CMO Series 2011-141 Class PA, 4.500% Due 02/25/2039	542,435	556,230
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	5,551,726	5,722,391
FNMA Partner Certificate Pool 253300, 7.500% Due 05/01/2020	2,267	2,472
FNMA Partner Certificate Pool 725027, 5.000% Due 11/01/2033	1,218,263	1,325,295
FNMA Partner Certificate Pool 725704, 6.000% Due 08/01/2034	477,603	529,419
FNMA Partner Certificate Pool 888223, 5.500% Due 01/01/2036	1,803,206	1,968,940
FNMA Partner Certificate Pool 889185, 5.000% Due 12/01/2019	343,465	366,158
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	1,301,600	1,420,799
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	3,275,632	3,436,876
FNMA Partner Certificate Pool AL3359, 2.500% Due 04/01/2028	4,810,817	4,845,183
GNMA II Pool 2658, 6.500% Due 10/20/2028	44,648	51,552
GNMA II Pool 2945, 7.500% Due 07/20/2030	8,304	10,115
GNMA II Pool 4187, 5.500% Due 07/20/2038	112,275	118,690
GNMA II Pool 4847, 4.000% Due 11/20/2025	1,056,877	1,123,395
GNMA Pool 780400, 7.000% Due 12/15/2025	5,777	6,726
GNMA Pool 780420, 7.500% Due 08/15/2026	3,179	3,450
GNMA Pool 781397, 5.500% Due 02/15/2017	34,326	36,528
20.6% - Total For Government Agency Obligations - Mortgage Backed Securities		$45,372,124

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.350% Due 11/28/2017	240,000	235,822
0.1% - Total Certificates of Deposit		$235,822

Taxable Municipal Bonds
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, Federally Taxable, 6.249% Due 07/01/2020	1,000,000	1,104,360
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, Federally Taxable, 7.439% Due 07/01/2030	2,125,000	2,334,249
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, Federally Taxable, 7.589% Due 07/01/2037	2,500,000	2,764,000
Kentucky Asset Liability Commission Revenue - Build America Bonds, 3.928% Due 04/01/2016	2,480,000	2,613,151
Columbus - Franklin County Ohio Finance Authority Revenue Bond - Ohio Capital Fund, 1.557% Due 08/155/2016	640,000	637,978
Miami University Ohio General Receipts Revenue - Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,350,487
State of Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,737,557
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.325% Due 06/01/2017	1,375,000	1,480,724
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.616% Due 06/01/2025	930,000	980,880
University of Texas Revenue - Build America Bonds, 2.326% Due 08/15/2014	1,000,000	1,013,670
University of Washington Revenue - Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,321,900
9.2% - Total For Taxable Municipal Bonds		$20,338,956

Non-Taxable Municipal Bonds
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2019	2,735,000	3,029,751
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2020	1,165,000	1,283,981
2.0% - Total For Non-Taxable Municipal Bonds		$4,313,732

Total Fixed Income Securities - Bonds 96.9%		$213,507,847
(Identified Cost $210,544,616)

Preferred Stocks	Shares

Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	154,977	3,595,446
Total Preferred Stocks 1.7%		3,595,446
(Identified Cost $3,888,768)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,359,461	1,359,461
Total Cash Equivalents 0.6%		$1,359,461
(Identified Cost $1,359,461)

Total Portfolio Value 99.2%		$218,462,754
(Identified Cost $215,792,845)

Other Assets in Excess of Liabilities 0.8%		$1,894,256

Total Net Assets 100%		$220,357,010

* 144A Restricted Security. The total value of such securities as of Jubne 30, 2013 was $2,074,626 and represented 1.0% of net assets.

-	Northern Trust Company Bond was purchased on May 11, 2010, for $1,094,630; price on March 31, 2013 was $113.9107.
-	Eaton Corporation Bond was purchased on November 14, 2012, for $996,640; price on June 30, 2013 was $93.5519.

** Variable Rate Security; as of September 30, 2013, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corp.

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Municipal Income Securities - Bonds	Face	Fair Value

Akron Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2014	90,000	$94,780
Cincinnati Ohio GO, 5.000% Due 12/01/2017	75,000	82,330
Cincinnati Ohio Various Purpose GO Unlimited, 2.000% Due 12/01/2024	100,000	85,253
Gahanna Ohio GO (AMBAC Insured), 5.000% Due 12/01/2018	400,000	439,552
Groveport Ohio GO Limited (AMBAC Insured), 3.500% Due 12/01/2023	185,000	191,305
Hudson City Ohio GO Limited, 5.000% Due 12/01/2035	200,000	219,776
Mason Ohio GO Limited, 4.000% Due 12/01/2020	375,000	406,819
Mentor Ohio GO (MBIA Insured), 5.000% Due 12/01/2015	140,000	152,382
Vandalia Ohio GO Limited Bond, 5.250% Due 12/01/2018	500,000	522,675
Westerville Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2024	445,000	485,744
Twinsburg Ohio GO Limited, 2.000% Due 12/01/2014	200,000	203,726
Westerville Ohio GO Limited, 1.750% Due 12/01/2014	100,000	101,773
Wooster Ohio GO Limited, 2.000% Due 12/01/2014	100,000	101,535
5.7% - Total For General Obligation - City		$3,087,650

Cuyahoga County Ohio Capital Improvement GO Limited, 5.000% Due 12/01/2016	325,000	365,999
Erie County Ohio GO Limited (XLCA Insured), 4.000% Due 10/01/2014	135,000	140,067
Greene County Ohio GO Limited (AMBAC Insured), 4.000% Due 12/01/2017	450,000	497,318
Hamilton County Ohio Various Purpose GO Limited, 4.000% Due 12/01/2018	160,000	175,120
Harris County Texas GO Limited, 5.750% Due 10/01/2025	200,000	242,256
Montgomery County Ohio GO Limited, 2.000% Due 12/01/2014	100,000	101,722
Portage County Ohio GO Limited, 3.000% Due 12/01/2021	270,000	270,634
Summit County Ohio GO Limited, 4.000% Due 12/01/2023	300,000	327,474
3.9% - Total For General Obligation - County		$2,120,590

Ohio GO Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	845,000	950,650
Ohio GO Unlimited Common Schools, 5.000% Due 09/15/2016	200,000	224,940
Ohio GO Unlimited Higher Education - Series C, 5.000% Due 08/01/2016	370,000	414,578
Ohio Infrastructure Improvement GO Unlimited, 5.000% Due 08/01/2022	500,000	594,965
Ohio Infrastructure Improvement GO, 5.000% Due 09/01/2025	90,000	95,978
4.2% - Total For General Obligation - State		$2,281,111

Arizona Board of Regents Revenue Arizona State University, 5.750% Due 07/01/2023	300,000	347,868
Bowling Green State University Ohio General Receipt Revenue, 3.000% Due 06/01/2016	300,000	308,835
Colorado Board of Governors University Enterprise System Revenue, 5.000% Due 03/01/2027	225,000	253,663
Colorado Higher Education Lease Financing Program Certificate of Participation, 5.250% Due 11/01/2023	220,000	246,558
Florida Atlantic University Finance Corp. Capital Improvement Revenue, 5.000% Due 07/01/2016	250,000	269,090
Florida State Board of Governors Florida Atlantic University Parking Revenue, 3.000% Due 07/01/2016	300,000	315,615
Florida State Board of Governors Florida State Univ. Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	665,820
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	500,000	560,360
Kent State University Ohio Revenue, 3.000% Due 05/01/2014	50,000	50,755
Lorain County Ohio Community College District General Receipts Revenue Bond, 3.000% Due 06/01/2020	190,000	193,566
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2023	1,040,000	1,102,951
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	300,000	304,266
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	100,000	116,465
Miami University Ohio Revenue (AMBAC Insured), 5.250% Due 09/01/2017	150,000	171,718
Ohio Higher Education Facilities Commission Revenue - Xavier University Project, 2.750% Due 05/01/2014	100,000	100,762
Ohio Higher Education Facilities Commission Revenue - Xavier University Project, 5.000% Due 05/01/2016	150,000	161,995
Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	171,252
Ohio Higher Education Facilities Revenue University of Dayton, 5.500% Due 12/01/2024	250,000	276,642
Ohio State Higher Educational Facilities Revenue - University of Dayton, 5.000% Due 12/01/2018	155,000	176,466
Ohio State University Revenue, 4.000% Due 12/01/2015	740,000	796,099
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2019	135,000	157,087
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026	500,000	551,735
Purdue Indiana University Certificates of Participation, 5.250% Due 07/01/2017	300,000	338,121
University of Cincinnati - University Center Project Certificate of Participation, 5.000% Due 06/01/2022	400,000	417,092
University of Cincinnati General Receipts Revenue Series G, 5.000% Due 06/01/2017	280,000	317,240
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	250,000	278,842
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	349,953
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2026	470,000	517,197
University of Toledo Revenue, 5.000% Due 06/01/2026	885,000	968,659
University of Toledo Revenue, 5.000% Due 06/01/2021	300,000	342,546
20.0% - Total For Higher Education		$10,829,218

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 4.000% Due 06/15/2014	150,000	153,996
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 09/01/2017	125,000	142,170
Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	358,333
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.250% Due 06/01/2025	950,000	1,001,975
Hamilton County Ohio Hospital Facilities Revenue - Cincinnati Children's Hospital, 5.250% Due 05/15/2021	775,000	781,417
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	540,480
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 02/15/2027	300,000	321,799
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2020	170,000	196,872
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2025	430,000	466,210
7.3% - Total For Hospital/Health Bonds		$3,963,252

Ohio Municipal Generation Agency (AMBAC Insured), 5.000% Due 02/15/2017	325,000	329,959
0.6% - Total For Revenue Bonds - Electric		$329,959

Cleveland Ohio Parking Facility - Escrowed to Maturity (AGM Insured), 4.000% Due 09/15/2015	50,000	53,473
Cleveland Ohio Parking Facility (AGM Insured), 4.000% Due 09/15/2015	100,000	105,301
Fulton County Georgia Public Purpose Project Certificates of Participation, 5.000% Due 11/01/2015	180,000	194,263
Ohio Capital Facilities Lease Appropriation Revenue, 4.000% Due 04/01/2026	150,000	150,386
Ohio Capital Facilities Lease Appropriation Revenue, 5.000% Due 04/01/2024	275,000	305,431

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	307,068
Kentucky Association of Counties Financing Corp. Revenue, 4.250% Due 02/01/2023	200,000	207,676
Mason Ohio Certificate of Participation - Community Center Project, 3.625% Due 12/01/2018	150,000	161,817
Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023	750,000	838,808
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2025	500,000	512,595
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	101,815
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 1.500% Due 08/01/2018	100,000	99,076
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 2.000% Due 08/01/2016	200,000	205,958
Know County Ohio Career Center Certificates of Participation, 2.000% Due 12/01/2015	120,000	122,714
Ohio Parks and Recreation Capital Facilities, (FSA Insured), 5.250% Due 02/01/2018	315,000	335,733
6.9% - Total For Revenue Bonds - Facility		$3,702,114

Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2016	250,000	265,972
Butler County Ohio Water and Sewer GO Limited, 3.500% Due 12/01/2017	400,000	435,020
Ohio Water Development Authority Revenue, 5.000% Due 12/01/2022	275,000	327,002
Central Ohio Solid Waste Authority, GO Limited, 5.000% Due 12/01/2023	130,000	150,771
Clermont County Ohio Sewer System Revenue, 2.000% Due 08/01/2018	300,000	299,310
Green County Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018	145,000	159,172
Hamilton County Ohio Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021	500,000	537,510
Kentucky State Rural Water Finance Corp. Public Project Revenue, 2.500% Due 02/01/2022	400,000	394,652
North Texas Municipal Water District Water System Revenue, 5.250% Due 09/01/2022	415,000	472,158
Springboro Ohio Sewer System Revenue, 4.000% Due 06/01/2022	245,000	260,479
Toledo Ohio Waterworks Revenue, 3.000% Due 11/15/2025	170,000	156,313
Toledo Ohio Waterworks Revenue, 4.000% Due 11/15/2022	365,000	390,605
Washington County Oregon Clean Water Services Sewer Revenue Senior Lien Series A, 5.250% Due 10/01/2025	290,000	331,366
7.7% - Total For Revenue Bonds - Water & Sewer		$4,180,330

Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project, 3.500% Due 11/01/2024	110,000	108,802
Cincinnati Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	161,567
Clermont County Ohio Transportation District Roadway Improvement Revenue Bond, 2.000% Due 12/01/2017	240,000	244,920
Cleveland Ohio Non Tax Revenue Stadium Project (AMBAC Insured), 5.000% Due 12/01/2014	400,000	416,000
Florida Board of Education Lottery Revenue, 4.000% Due 07/01/2022	105,000	111,629
Kentucky State Bond Corp. Financing Program Revenue, 3.000% Due 02/01/2026	235,000	210,210
Ohio Major New Infrastructure Revenue, 5.500% Due 06/15/2020	600,000	689,958
Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	351,600
Ohio Major New Street Infrastructure Project Revenue, 3.000% Due 12/15/2014	200,000	206,340
Ohio Major New Street Infrastructure Project Revenue, 5.000% Due 06/15/2015	100,000	107,554
Ohio Revitalization Project Revenue, 3.000% Due 10/01/2016	100,000	106,958
Ohio Development Assistance Logistics and Distribution Revenue, 5.000% Due 10/01/2017	225,000	260,730
5.5% - Total For Other Revenue Bonds		$2,976,268

Barberton Ohio CSD GO, (SDCEP Insured), 4.750% Due 12/01/2023	300,000	322,803
Boone County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 05/01/2019	500,000	505,990
Brookville Ohio LSD GO Limited (FSA Insured), 4.000% Due 12/01/2019	120,000	127,558
Bullitt County Kentucky SD Finance Corp. School Building Revenue Bond, 2.500% Due 07/01/2018	315,000	321,372
Chillicothe Ohio CSD GO (FGIC Insured), 4.000% Due 12/01/2018	300,000	316,962
Cincinnati Ohio CSD GO (FGIC Insured), 5.000% Due 12/01/2014	225,000	236,707
Dublin Ohio CSD GO Unlimited, 5.000% Due 12/01/2026	500,000	567,150
Clark County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2022	115,000	114,466
Columbus Ohio CSD GO Limited, 2.000% Due 12/01/2015	130,000	133,702
Columbus Ohio CSD GO, 5.000% Due 12/01/2020	150,000	174,492
Columbus Ohio CSD School Facilities Construction and Improvement GO, 4.000% Due 12/01/2023	175,000	186,485
Delaware Ohio CSD, GO (MBIA Insured), 5.000% Due 12/01/2020	250,000	263,698
Fairbanks Ohio LSD GO Unlimited, 1.000% Due 12/01/2014	105,000	105,498
Fairfield Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	420,000	482,504
Green County Kentucky SD Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/01/2017	370,000	379,953
Hardin County Kentucky SD Finance Corp. Revenue, 2.500% Due 06/01/2021	100,000	95,403
Jackson Ohio Local SD Stark and Summit Counties GO Unlimited (FSA Insured), 5.000% Due 12/01/2014	300,000	311,682
Keller Texas Independent SD GO Unlimited, 4.500% Due 02/15/2020	250,000	281,785
Kenston Ohio LSD Improvement GO Unlimited, 5.000% Due 12/01/2019	150,000	174,259
Kenton County Kentucky SD Finance Corp. School Building Revenue, 4.500% Due 02/01/2025	300,000	307,989
Kentucky Interlocal School Transportation Association Educational Facilities Lease Certificate of Participation, 2.300% Due 12/01/2014	450,000	456,943
Kettering Ohio CSD GO Unlimited, 4.750% Due 12/01/2018	250,000	278,740
Kings Local Ohio LSD GO Unlimited, 5.000% Due 12/01/2018	40,000	46,398
Kings Local Ohio SD, 6.400% Due 12/01/2013	150,000	151,359
Knox County Kentucky SD Finance Corp. Revenue Bond, 2.000% Due 12/01/2019	360,000	345,766
Lakota Ohio LSD GO Unlimited, 4.000% Due 12/01/2027	125,000	128,289
Lakota Ohio LSD GO Unlimited, 5.000% Due 12/01/2021	350,000	410,837
Lakota Ohio LSD GO, 5.250% Due 12/01/2025	205,000	241,834
Loveland Ohio CSD School Improvement GO Unlimited, 5.000% Due 12/01/2015	100,000	109,387
Mahoning County Ohio Career and Technical Center Board of Education Certificates of Participation, 3.500% Due 12/01/2018	100,000	104,531
Mariemont Ohio CSD GO (FSA Insured), 4.400% Due 12/01/2023	515,000	525,573
Mariemont Ohio CSD School Facilities Project Certificate of Participation, 1.500% Due 12/01/2017	175,000	173,390
Marion County Kentucky SD Finance Corp. Revenue, 3.800% Due 10/01/2017	130,000	135,984
Marshall County Kentucky SD Finance Corp. School Building Revenue, 3.000% Due 03/01/2015	250,000	257,273
Marysville Ohio Exempted Village SD GO Unlimited, 4.000% Due 12/01/2023	165,000	172,334
Mason Ohio CSD - Escrowed to Maturity, 5.000% Due 12/01/2015	30,000	32,966
Mason Ohio CSD (FGIC Insured), 5.000% Due 12/01/2015	105,000	114,881
Meade County Kentucky SD Finance Corp. School Building Revenue (Natl-RE Seek Insured), 4.000% Due 09/01/2020	155,000	161,265
Medina Ohio CSD GO, 5.000% Due 12/01/2023	280,000	301,448
Miami Trace Ohio LSD GO Unlimited (SDCEP Insured), 1.000% Due 12/01/2014	75,000	75,356
Nelsonville York Ohio CSD School Facilities Construction Improvement GO (SDCEP Insured), 5.250% Due 12/01/2014	145,000	152,320
Morgan County Kentucky SD Finance Corp. Revenue, 2.400% Due 09/01/2023	100,000	90,330
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation, 2.500% Due 12/01/2019	150,000	149,148
Oregon Ohio CSD GO Unlimited, 3.000% Due 12/01/2024	140,000	127,054

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2013 - Unaudited

Princeton Ohio CSD Certificates of Participation, 2.750% Due 12/01/2022	100,000	92,361
Princeton Ohio CSD Certificates of Participation, 3.500% Due 12/01/2026	275,000	251,631
Ravenna Ohio CSD GO Unlimited, 2.000% Due 01/15/2023	345,000	310,793
Reynoldsburg Ohio CSD GO, 5.000% Due 12/01/2020	200,000	224,391
Scott County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 02/01/2018	100,000	102,145
Springboro Ohio CSD GO (AGM Insured), 5.250% Due 12/01/2018	310,000	361,813
St. Marys Ohio SD School Facilities Construction and Improvement GO, 5.000% Due 12/01/2013	200,000	201,496
Switzerland Ohio LSD GO Unlimited (SDCEP Insured), 4.000% Due 12/01/2026	415,000	426,379
Sycamore Ohio Community SD GO, 4.375% Due 12/01/2018	400,000	435,368
Sycamore Ohio Community Unlimited GO, 5.375% Due 12/01/2013	125,000	126,030
Sylvania Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	300,000	331,611
Talawanda Ohio CSD GO Unlimited, 3.500% Due 12/01/2018	315,000	342,736
Vermillion Ohio LSD Certificates of Participation, 2.000% Due 12/01/2014	150,000	152,444
Vermillion Ohio LSD Certificates of Participation, 5.000% Due 12/01/2023	230,000	257,391
Washington County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2019	185,000	191,408
Wayne Trace Ohio LSD GO (SDCEP Insured), 3.000% Due 12/01/2020	320,000	317,952
Western Reserve Ohio LSD GO (SDCEP Insured), 4.000% Due 12/01/2022	240,000	249,382
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2014	240,000	254,364
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2017	460,000	537,754
Wyoming Ohio CSD School Improvement GO Unlimited, 3.000% Due 12/01/2018	160,000	168,530
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 2.000% Due 12/01/2014	100,000	101,617
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 4.500% Due 12/01/2019	200,000	224,160
29.2% - Total For School District		$15,815,620

Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	480,652
Ohio Building Authority Revenue (MBIA Insured), 5.000% Due 10/01/2013	200,000	200,000
Ohio Building Authority Revenue Administrative Building Fund Series A, 4.000% Due 10/01/2014	175,000	181,568
Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	207,740
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 4.000% Due 09/01/2027	145,000	145,510
2.3% - Total For State Agency		$1,215,470

Iowa Finance Authority Single Family Mortgage Revenue Mortgage Backed Securities Program (GNMA/FNMA/FHLMC Insured), 4.800% Due 07/01/2024	65,000	66,293
Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured), 3.550% Due 05/01/2023	300,000	301,779
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	110,000	112,218
Ohio Housing Finance Agency Residential Mortgage Revenue 2009 Series A, 5.550% Due 09/01/2028	255,000	265,985
Ohio Housing Finance Agency Residential Mortgage Revenue Series F (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	305,000	310,231
Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	225,000	229,993
2.4% - Total For Housing		$1,286,499

Total Municipal Income Securities - Bonds 95.7%		$51,788,081
(Identified Cost $50,905,708)

Cash Equivalents	Shares

Federated Ohio Municipal Cash Trust Money Market Fund*	1,725,248	1,725,248
Total Cash Equivalents 3.2%		$1,725,248
(Identified Cost $1,725,248)

Total Portfolio Value 98.9%		$53,513,329
(Identified Cost $52,630,956)

Other Assets in Excess of Liabilities 1.1%		$578,967

Total Net Assets 100.0%		$54,092,296

** Variable Rate Security; as of September 30, 2013, the 7 day yield was 0.02%.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

SD - School District

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2013 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Allstate Corp. Senior Unsecured Notes, 5.000% Due 08/15/2014	1,500,000	$1,558,410
AON Corp. Senior Unsecured Notes, 3.125% Due 05/27/2016	1,000,000	1,046,474
Axis Capital Holdings Senior Unsecured Notes, 5.750% Due 12/01/2014	1,000,000	1,054,986
BB&T Corp. Senior Unsecured Notes, 5.700% Due 04/30/2014	210,000	216,503
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,090,000	1,199,047
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/2016	1,340,000	1,405,983
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	635,000	726,538
Key Bank NA Subordinated Notes, 7.413% Due 05/06/2015	1,000,000	1,090,982
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,000,000	1,010,194
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,250,000	1,386,905
Prudential Financial Corp. Senior Unsecured Notes, 6.100% Due 06/15/2017	1,250,000	1,433,804
Travelers Companies Inc. Senior Unsecured Notes, 6.250% Due 06/20/2016	1,023,000	1,163,943
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,250,000	1,306,369
Wachovia Corp. Subordinated Notes, 6.000% Due 11/15/2017	1,305,000	1,504,143
22.0% - Total Finance		$16,104,281

Industrial
Becton Dickenson Senior Unsecured Notes, 1.750% Due 11/08/2016	1,195,000	1,219,545
Enterprise Products Operating LLC Senior Unsecured Notes, 6.300% Due 09/15/2017	995,000	1,150,981
Eaton Corp. Senior Unsecured Notes, 5.300% Due 03/15/2017	1,000,000	1,102,653
Eaton Corp. Senior Unsecured Notes, 5.950% Due 03/20/2014	83,000	85,115
General Electric Capital Corp., 5.400% Due 02/15/2017	2,000,000	2,251,272
General Mills Inc. Senior Unsecured Notes, 5.700% Due 02/15/2017	1,000,000	1,134,910
Johnson Controls Inc. Senior Unsecured Notes, 5.500% Due 01/15/2016	788,000	861,758
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,000,000	1,089,061
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,150,000	1,374,199
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,154,388
Oracle Corp. Senior Unsecured Notes, 2.375% Due 01/15/2019	1,400,000	1,406,590
Schlumberger Investment Senior Unsecured Note 144A, 1.950% Due 09/14/2016*	1,379,000	1,408,702
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	1,090,000	1,228,314
Walt Disney Co. Senior Unsecured Notes, 1.100% Due 12/01/2017	1,000,000	981,945
Williams Partners LP Senior Unsecured Notes, 7.250% Due 02/01/2017	905,000	1,053,706
23.9% - Total Industrial		$17,503,139

Utilities
AT&T Inc. Senior Unsecured Notes, 0.800% Due 12/01/2015	155,000	154,554
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,700,600
Alliant Energy Corp Senior Unsecured Notes, 4.000% Due 10/15/2014	750,000	774,931
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	1,290,000	1,354,295
Northern Natural Gas Senior Unsecured Notes 144A, 5.750% Due 07/15/2018*	1,060,000	1,227,855
NStar Electric Co. Senior Unsecured Notes, 5.000% Due 11/15/2017	1,250,000	1,428,733
Verizon Wireless Senior Unsecured Notes, 5.550% Due 02/01/2014	500,000	507,799
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	215,000	240,015
10.1% - Total Utilities		$7,388,782

United States Government Treasury Obligations
United State Treasury Notes, 1.250% Due 02/15/2014	3,500,000	3,515,585
United State Treasury Notes, 1.500% Due 12/31/2013	3,500,000	3,512,579
9.6% - Total United States Government Treasury Obligations		$7,028,164

United States Government Agency Obligations
FHLMC Agency Note, 1.000% Due 07/25/2017	3,000,000	2,977,899
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	1,283,802	1,412,401
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	1,510,045	1,610,782
FNMA Step-up Coupon Notes, 1.000% Due 07/30/2019	1,010,000	978,581
9.5% - Total United States Government Agency Obligations		$6,979,663

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	1,199,270	1,212,218
FHLMC CMO Series 2989 Class TG, 3.000% Due 03/01/2042	1,703,790	1,868,321
FHLMC CMO Series 3925 Class VA, 4.000% Due 11/15/2022	1,277,934	1,356,470
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	1,061,808	1,059,152

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2013 - Unaudited

FNMA Partner Certificate Pool AL3359, 2.500% Due 04/01/2028	1,683,786	1,695,814
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/2034	162,784	175,788

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of September 30, 2013 - Unaudited

GNMA Pool 726475, 4.000% Due 11/15/2024	711,012	756,113
11.1% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$8,123,876

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.550% Due 10/17/2017	240,000	237,985
0.3% - Total Certificates of Deposit		$237,985

Taxable Municipal Bonds
Kentucky Asset Liability Commission Revenue, 2.939% Due 04/01/2014	1,500,000	1,513,710
Kentucky Property & Buildings Commission Revenue - Build America Bonds, 4.077% Due 11/01/2015	1,410,000	1,496,588
Ohio General Obligation Unlimited - Build America Bonds, 1.970% Due 05/01/2015	1,470,000	1,499,709
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 2.731% Due 01/01/2017	1,110,000	1,145,964
University of Texas Revenue - Build America Bonds, 2.326% Due 08/15/2014	1,500,000	1,520,505
West Virginia University Board of Governors Revenue, 1.262% Due 10/01/2016	1,430,000	1,418,817
11.7% - Total Taxable Municipal Bonds		$8,595,293

Total Fixed Income Securities 98.2%		$71,961,183
(Identified Cost $71,836,906)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z**	712,562	712,562
Total Cash Equivalents 1.0%		$712,562
(Identified Cost $715,562)

Total Portfolio Value 99.2%		$72,673,745
(Identified Cost $72,549,468)

Other Assets in Excess of Liabilities 0.8%		$551,266

Total Net Assets 100.0%		$73,225,011

* 144A Restricted Security. The total fair value of such securities as of September 30, 2013 was $2,636,557 and represented 3.6% of net assets.

-	Schlumberger Bond, Lot 1, purchased on August 16, 2012, for $698,318; price on June 30, 2013 was $102.154.
-	Schlumberger Bond, Lot 2, purchased on October 10, 2012, for $725,389; price on June 30, 2013 was $102.154.
-	Northern Natural Gas Bond, Lot 1, was purchased on October 12, 2012, for 1,223,180; price on June 30, 2013 was $115.834.
-	Northern Natural Gas Bond, Lot 2, was purchased on January 15, 2013, for 72,412.80; price on June 30, 2013 was $115.834.

** Variable Rate Security; as of September 30, 2013, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2013 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	1,336,000	$1,469,136
Axis Specialty Finance, 5.875% Due 06/01/2020	1,000,000	1,108,187
BB&T Corp. Subordinated Notes, 5.625% Due 09/15/2016	1,000,000	1,120,618
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,250,000	1,319,540
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,000,000	1,100,043
JPMorgan Chase & Co. Senior Unsecured Notes, 6.000% Due 01/15/2018	1,000,000	1,149,421
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	500,000	572,077
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,082,579
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,000,000	1,010,194
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,193,204
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,000,000	1,074,397
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,000,000	1,045,095
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	500,000	470,383
Wachovia Corp. Subordinated Notes, 5.250% Due 08/01/2014	1,180,000	1,225,498
Wells Fargo & Co. Subordinated Notes, 3.450% Due 02/13/2023	1,400,000	1,310,348
21.2% - Total Finance		$16,250,720

Industrial
Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,142,568
Becton Dickenson Senior Unsecured Notes, 5.000% Due 05/15/2019	1,115,000	1,265,849
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,310,000	1,392,331
Eaton Corp. Senior Unsecured Notes, 5.300% Due 03/15/2017	1,370,000	1,510,635
Enterprise Products Senior Unsecured Notes, 4.050% Due 12/15/2022	1,000,000	1,015,783
General Electric Capital Corp. Senior Unsecured Notes, 3.150% Due 09/07/2022	500,000	472,771
General Electric Capital Corp. Senior Unsecured Notes, 4.375% Due 09/16/2020	1,500,000	1,595,859
General Mills Inc. Senior Unsecured Notes, 5.700% Due 02/15/2017	1,000,000	1,134,910
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	990,000	992,201
Kellogg Co. Senior Unsecured Notes, 4.150% Due 11/15/2019	1,200,000	1,270,187
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,100,000	1,314,452
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,154,388
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	215,000	273,989
Target Corp. Senior Unsecured Notes, 4.875% Due 05/15/2018	1,000,000	1,130,973
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	500,000	563,447
Wal-Mart Stores Inc. Senior Unsecured Notes, 7.550% Due 02/15/2030	500,000	673,374
Williams Partners LP Senior Unsecured Notes, 4.000% Due 11/15/2021	1,000,000	985,162
23.3% - Total Industrial		$17,888,879

Utilities
Alabama Power Co. Senior Notes, 5.200% Due 01/15/2016	715,000	780,421
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,700,599
National Rural Utilities Corp. Collateral Trust, 10.375% Due 11/01/2018	500,000	687,673
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	700,000	734,889
Alliant Energy Corp Senior Unsecured Notes, 4.000% Due 10/15/2014	750,000	774,931
Duke Energy Corp Senior Unsecured Notes, 5.050% Due 09/15/2019	620,000	690,938
Northern Natural Gas Senior Unsecured Notes 144A, 5.750% Due 07/15/2018*	1,000,000	1,158,354
Northest Utilities Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	487,176
NStar Electric Co. Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	549,542
Verizon Communications Senior Unsecured Notes, 3.500% Due 11/01/2021	1,512,000	1,487,156
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,100,220
13.2% - Total Utilities		$10,151,899

United States Government Treasury Obligations
United States Treasury Bonds, 4.000% Due 02/15/2014	2,000,000	2,029,492
United States Treasury Bonds, 4.500% Due 11/15/2015	1,250,000	1,359,277
United States Treasury Notes, 2.125% Due 05/31/2015	1,550,000	1,598,104
United States Treasury Notes, 4.125% Due 05/15/2015	2,000,000	2,125,546
9.3% - Total United States Government Treasury Obligations		$7,112,419

United States Government Agency Obligations
FHLMC Agency Note, 1.000% Due 07/25/2017	1,000,000	992,633
TVA Power Series 1997 Class E, 6.250% Due 12/15/2017	825,000	982,997
2.6% - Total United States Government Agency Obligations		$1,975,630

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of September 30, 2013 - Unaudited

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	1,284,931	1,298,805
FHLMC CMO Pool J12635, 4.000% Due 07/01/2025	1,383,225	1,464,417
FHLMC CMO Series 2963 Class DM, 5.500% Due 08/15/2033	394,471	400,789
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	457,814	511,087
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,705,574	1,810,254
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	433,391	432,307
FNMA Partner Certificate Pool AL3359, 2.500% Due 04/01/2028	1,683,787	1,695,814
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	691,984	750,500
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041	854,961	879,048
FNMA CMO Pool AA4392, 4.000% Due 04/01/2039	813,822	853,882
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	1,433,320	1,477,381
15.1% - Total United States Government Agency Obligations - Mortgage Backed Securities		$11,574,284

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/2017	240,000	241,780
0.3% - Total Certificates of Deposit		$241,780

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	725,000	807,744
Cincinnati Ohio General Obligation, 5.300% Due 12/01/2020	1,000,000	1,002,490
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,000,000	1,105,600
Kentucky Asset Liability Commission Revenue - Build America Bonds, 4.104% Due 04/01/2019	1,000,000	1,052,430
Kentucky Asset Liability Commission Revenue - Build America Bonds, 5.339 % Due 04/01/2022	300,000	326,859
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.117% Due 06/01/2021	1,435,000	1,571,741
University of North Carolina Chapel Hill Hospital Revenue - Build America Bonds, 3.539% Due 02/01/2017	1,315,000	1,396,412
9.6% - Total Taxable Municipal Bonds		$7,263,276

Non-Taxable Municipal Bonds
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2016	1,000,000	1,083,750
1.4% - Non-Total Taxable Municipal Bonds		$1,083,750

Total Fixed Income Securities 96.0%		$73,542,637
(Identified Cost $73,037,739)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	50,000	1,160,000
Total Preferred Stocks 1.5%		$1,160,000
(Identified Cost $1,188,310)

Cash Equivalents
First American Government Obligation Fund, Class Z**	1,180,272	1,180,272
Total Cash Equivalents 1.5%		$1,180,272
(Identified Cost $1,180,272)

Total Portfolio Value 99.0%		$75,882,909
(Identified Cost $75,406,321)

Other Assets in Excess of Liabilities 1.0%		$740,296

Total Net Assets 100%		$76,623,205

* 144A Restricted Security. The total fair value of such securities as of September 30, 2013 was $1,158,354 and represented 1.5% of net assets.

-	Northern Natural Gas Bond was purchased on October 12, 2012, for 1,223,180; price on September 30, 2013 was $115.835.

** Variable Rate Security; as of September 30, 2013, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2013 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	1,000,000	$1,099,653
Axis Specialty Finance, 5.875% Due 06/01/2020	1,000,000	1,108,187
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,120,618
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,069,000	1,128,471
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,000,000	1,100,043
JPMorgan Chase & Co. Senior Unsecured Notes, 4.625% Due 05/10/2021	1,300,000	1,385,471
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	500,000	572,077
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,082,579
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,000,000	1,010,194
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,193,204
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,165,000	1,251,673
Travelers Companies Inc. Senior Unsecured Notes, 5.900% Due 06/02/2019	451,000	537,282
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	1,140,000	1,072,474
Wells Fargo & Co. Subordinated Notes, 3.450% Due 02/13/2023	1,300,000	1,216,752
20.0% - Total Finance		$14,878,678

Industrial
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	1,000,000	1,004,913
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,420,000	1,509,244
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,395,000	1,595,110
Enterprise Products Senior Unsecured Notes, 5.200% Due 09/01/2020	1,285,000	1,429,934
General Electric Capital Corp. Senior Unsecured Notes, 4.375% Due 09/16/2020	1,405,000	1,494,788
General Electric Capital Corp. Senior Unsecured Notes, 4.650% Due 10/17/2021	500,000	532,861
General Mills Inc. Senior Unsecured Notes, 5.700% Due 02/15/2017	1,000,000	1,134,910
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	850,000	851,890
Kellogg Co. Senior Unsecured Notes, 4.000% Due 12/15/2020	1,200,000	1,270,187
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,000,000	1,194,956
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,154,387
Procter & Gamble Co., 5.500% Due 02/01/2034	1,000,000	1,158,967
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	580,000	653,599
United Technologies Corp. Senior Unsecured Notes, 6.125% Due 02/01/2019	1,200,000	1,431,556
Wal-Mart Stores Inc. Senior Unsecured Notes,7.550% Due 02/15/2030	1,500,000	2,020,123
Williams Partners LP Senior Unsecured Notes, 4.000% Due 11/15/2021	1,000,000	985,162
26.2% - Total Industrial		$19,422,587

Utilities
Alabama Power Co. Senior Notes, 5.200% Due 01/15/2016	715,000	780,421
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,700,599
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	425,000	485,822
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	400,000	419,936
National Rural Utilities Corp. Collateral Trust, 5.450% Due 04/10/2017	800,000	906,032
Northern Natural Gas Senior Unsecured Notes 144A, 5.750% Due 07/15/2018*	1,000,000	1,158,354
Northest Utilities Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	487,176
NStar Electric Co. Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	549,542
Verizon Communications Senior Unsecured Notes, 3.500% Due 11/01/2021	1,500,000	1,475,353
Virginia Electric & Power Co. Senior Unsecured Notes, 5.000% Due 06/30/2019	1,450,000	1,655,242
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,100,220
14.4% - Total Utilities		$10,718,697

United States Government Treasury Obligations
United States Treasury Bonds, 4.500% Due 02/15/2016	1,200,000	1,315,594
United States Treasury Notes, 2.750% Due 11/15/2042	2,875,000	2,379,511
United States Treasury Notes, 3.125% Due 02/15/2042	1,500,000	1,350,468
United States Treasury Notes, 4.625% Due 02/15/2017	800,000	901,469
8.0% - Total United States Government Treasury Obligations		$5,947,042

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.252% Due 04/01/2042	1,284,931	1,298,805
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	400,587	447,201
FHLMC CMO Series 3289 Class ND, 5.500% Due 06/15/2035	264,103	272,825
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,705,574	1,810,254
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	866,782	864,614

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of September 30, 2013 - Unaudited

FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	631,567	673,727
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	1,564,483	1,696,782
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041	854,960	879,048
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	785,201	863,854
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	1,672,207	1,723,611
FNMA Partner Certificate Pool 889050, 5.000% Due 12/01/2019	1,237,776	1,370,805
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	650,800	710,400
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	813,822	853,882
GNMA Pass Thru Certificate Pool 781397, 5.500% Due 02/15/2017	34,328	36,529
18.2% - Total United States Government Agency Obligations - Mortgage Backed Securities		$13,502,337

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/2017	240,000	241,780
0.3% - Total Certificates of Deposit		$241,780

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	750,000	835,597
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,785,000	1,973,496
Miami University Ohio General Receipts Revenue - Build America Bonds, 5.263% Due 09/01/2018	1,000,000	1,093,040
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 3.849% Due 01/01/2022	945,000	978,434
Ohio Major New Infrastructure Revenue - Build America Bonds, 4.994% Due 12/15/2020	850,000	955,791
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.667% Due 06/01/2018	1,000,000	1,095,220
9.3% Total Taxable Municipal Bonds		$6,931,578

Total Fixed Income Securities 96.4%		$71,642,699
(Identified Cost $71,571,968)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	50,000	1,160,000
Total Preferred Stocks 1.6%		$1,160,000
(Identified Cost $1,195,738)

Cash Equivalents
First American Government Obligation Fund, Class Z*	788,438	788,438
Total Cash Equivalents 1.1%		$788,438
(Identified Cost $788,438)

Total Portfolio Value 99.1%		$73,591,137
(Identified Cost $73,556,144)

Other Assets in Excess of Liabilities 0.9%		$653,739

Total Net Assets 100.0%		$74,244,876

* 144A Restricted Security. The total fair value of such securities as of September 30, 2013 was $1,158,354 and represented 1.6% of net assets.

- Northern Natural Gas Bond was purchased on October 12, 2012, for 1,223,180; price on June 30, 2013 was $115.835.

** Variable Rate Security; as of September 30, 2013, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2013 - Unaudited

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
Aon Corp. Senior Unsecured Notes, 3.500% Due 09/30/2015	1,000,000	$1,048,779
Axis Capital Holdings Senior Unsecured Notes, 5.750% Due 12/01/2014	1,392,000	1,468,541
BB&T Corp. Subordinated Notes, 4.900% Due 06/30/2017	1,000,000	1,098,530
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,500,000	1,688,221
Fifth Third Bancorp Senior Unsecured Notes, 5.450% Due 01/15/2017	1,000,000	1,100,043
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/2016	1,000,000	1,049,241
Key Bank NA Subordinated Notes, 5.450% Due 03/03/2016	1,000,000	1,095,558
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,150,000	1,161,723
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,000,000	1,109,524
Prudential Financial Corp. Senior Unsecured Notes, 6.200% Due 01/15/2015	1,000,000	1,067,663
US Bank NA Junior Subordinated Notes, 3.442% Due 02/01/2016	1,000,000	1,045,095
Wachovia Bank NA Subordinated Notes, 5.600% Due 03/15/2016	1,435,000	1,585,003
18.1% - Total Finance		$14,517,921

Industrial
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/2016	900,000	1,016,009
Coca-Cola Co. Senior Unsecured Notes, 1.800% Due 09/01/2016	1,000,000	1,028,019
CR Bard Inc. Senior Unsecured Notes, 2.875% Due 01/15/2016	1,195,000	1,240,106
Eaton Corp. Senior Unsecured Notes 144A, 1.500% Due 11/02/2017*	1,000,000	985,927
General Electric Capital Corp., 5.400% Due 02/15/2017	2,000,000	2,251,272
General Mills Inc. Senior Unsecured Notes, 5.700% Due 02/15/2017	1,000,000	1,134,910
Johnson Controls Inc. Senior Unsecured Notes, 5.500% Due 01/15/2016	1,000,000	1,093,602
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,000,000	1,089,061
Kroger Co. Senior Unsecured Notes, 6.400% Due 08/15/2017	1,000,000	1,152,443
Norfolk Southern Corporation Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,154,388
Oracle Corp. Senior Unsecured Notes, 2.375% Due 01/15/2019	1,450,000	1,456,825
Target Corp. Senior Unsecured Notes, 6.000% Due 01/15/2018	320,000	375,595
Northwest Pipeline Senior Unsecured Notes, 7.000% Due 06/15/2016	1,000,000	1,144,286
Union Pacific Corp. Senior Unsecured Notes, 7.000% Due 02/01/2016	1,000,000	1,132,880
20.3% - Total Industrials		$16,255,323

Utilities
Alabama Power Co. Senior Unsecured Notes, 5.200% Due 01/15/2016	1,175,000	1,282,510
Alliant Energy Corp. Senior Unsecured Notes, 4.000% Due 10/15/2014	1,000,000	1,033,241
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,000,000	1,133,733
Mid American Holdings Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,159,973
National Rural Utilities Corp. Collateral Trust, 5.450% Due 04/10/2017	1,000,000	1,132,540
Northest Utilities Senior Unsecured Notes, 1.450% Due 05/01/2018	1,000,000	974,351
Verizon Communications Senior Unsecured Notes, 5.500% Due 04/01/2017	1,000,000	1,124,420
Virginia Electric & Power Co. Senior Unsecured Notes, 5.400% Due 04/30/2018	1,395,000	1,606,655
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,420,000	1,585,216
13.8% - Total Utilities		$11,032,639

United States Government Treasury Obligations
United States Treasury Notes, 4.250% Due 08/15/2015	2,000,000	2,147,382
United States Treasury Bond 4.500% Due 02/15/2016	3,000,000	3,288,984
United States Treasury Notes, 4.500% Due 11/15/2015	2,000,000	2,174,844
9.5% - Total United States Government Treasury Obligations		$7,611,210

United States Government Agency Obligations
FHLB Step-up Coupon Notes, 0.500% Due 06/20/2018	3,000,000	2,999,946
FHLMC, 2.500% Due 05/27/2016	1,500,000	1,572,004
FNMA Step-up Coupon Notes, 1.000% Due 07/30/2019	1,095,000	1,060,937
FNMA, 1.500% Due 10/14/2014	2,000,000	2,025,350
9.6% - Total United States Government Agency Obligations		$7,658,237

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Gold Partner Certificate Pool J12635, 4.000% Due 07/01/2025	434,728	460,246
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.267% Due 12/01/2041	854,960	879,048
FNMA CMO Pool 1106, 3.000% Due 07/01/2032	2,132,092	2,133,614

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2013 - Unaudited

FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	2,265,069	2,416,174
FNMA Partner Certificate Pool AL3359, 2.500% Due 04/01/2028	1,924,328	1,938,073
GNMA Pool 726475, 4.000% Due 11/15/2024	711,013	756,113
GNMA Pool 728920, 4.000% Due 12/15/2024	1,105,406	1,175,589
12.2% - Total United States Government Agency Obligations - Mortgage Backed Securities		$9,758,857

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.550% Due 10/17/2017	240,000	237,985
0.3% - Total Certificates of Deposit		$237,985

Taxable Municipal Bonds
Kentucky Property & Buildings Commission Revenue - Build America Bonds, 4.077% Due 11/01/2015	1,000,000	1,061,410
Ohio Higher Education Facilities Commission - Cleveland Clinic Health System, 2.731% Due 01/01/2017	1,000,000	1,032,400
Columbus - Franklin County Ohio Finance Authority Revenue Bond - Ohio Capital Fund, 1.557% Due 08/15/2016	1,500,000	1,495,260
4.5% - Total Municipal Bonds		$3,589,070

Total Fixed Income Securities 88.3%		$70,661,242
(Identified Cost $70,677,054)

Cash & Cash Equivalents	Shares
First American Government Obligation Fund, Class Z**	5,704,898	5,704,898
Total Cash Equivalents 7.1%		$5,704,898
(Identified Cost $5,704,898)

Total Portfolio Value 95.4%		$76,366,140
(Identified Cost $76,381,952)

Other Assets in Excess of Liabilities 4.6%		$3,665,596

Total Net Assets: 100.0%		$80,031,736

Futures Contracts	Long	Unrealized
	Contracts	Depreciation
E-mini Standard & Poor's 500 expiring December 2013 (50 units per contract)	947	$(355,990)
(Notional Value of $79,621,393)

* 144A Restricted Security. The total fair value of such securities as of September 30, 2013 was $985,927 and represented 1.2% of net assets.

-	Eaton Corporation Bond was purchased on November 14, 2012, for $1,000,860; price on September 30, 2013 was $98.593.

** Variable Rate Security; as of September 30, 2013, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FNMA - Federal National Mortgage Association

FHLMC - Federal Home Loan Mortgage Corporation

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2013:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Industrials	$21,567,611	$—	$—	$21,567,611
Telecommunication Services	1,678,825	—	—	1,678,825
Consumer Staples	12,690,210	—	—	12,690,210
Consumer Discretionary	3,528,497	—	—	3,528,497
Energy	18,995,501	—	—	18,995,501
Financial Services	17,575,274	—	—	17,575,274
Health Care	13,722,180	—	—	13,722,180
Information Technology	23,376,551	—	—	23,376,551
Money Market Fund	4,876,196	—	—	4,876,196
Total	$118,010,845	$—	$—	$118,010,845

Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$738,208	$—	$—	$738,208
Industrials	8,954,138	—	—	8,954,138
Consumer Staples	3,290,580	—	—	3,290,580
Consumer Discretionary	3,685,181	—	—	3,685,181
Energy	7,081,892	—	—	7,081,892
Financial Services	4,884,685	—	—	4,884,685
Health Care	6,140,314	—	—	6,140,314
Information Technology	13,985,216	—	—	13,985,216
Money Market Fund	2,426,397	—	—	2,426,397
Total	$51,186,611	$—	$—	$51,186,611

Disciplined Mid-Cap Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$833,214	$—	$—	$833,214
Industrials	8,014,412	—	—	8,014,412
Consumer Staples	2,667,644	—	—	2,667,644
Consumer Discretionary	7,372,899	—	—	7,372,899
Energy	2,833,397	—	—	2,833,397
Financial Services	7,049,876	—	—	7,049,876
Health Care	4,169,299	—	—	4,169,299
Information Technology	6,026,694	—	—	6,026,694
Utilities	281,736	—	—	281,736
Real Estate Investment Trusts	511,693	—	—	511,693
Money Market Fund	382,555	—	—	382,555
Total	$40,143,419	$—	$—	$40,143,419

Realty Fund	Level 1	Level 2	Level 3	Total
Common Stock	$87,108	$—	$—	$87,108
REIT – Residential	1,563,058	—	—	1,563,058
REIT – Diversified	1,748,517	—	—	1,748,517
REIT – Health Care Facilities	1,152,630	—	—	1,152,630
REIT – Hotels/Motels	567,332	—	—	567,332
REIT – Office	1,059,622	—	—	1,059,622
REIT – Industrial	709,095	—	—	709,095
REIT – Retail	2,765,714	—	—	2,765,714
REIT – Timber	640,599			640,599
Money Market Fund	1,324	—	—	1,324
Total	$10,294,999	$—	$—	$10,294,999

International Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$1,423,356	$—	$—	$1,423,356
Industrials	1,706,804	—	—	1,706,804
Telecommunication Services	1,509,506	—	—	1,509,506
Consumer Staples	1,410,831	—	—	1,410,831
Consumer Discretionary	1,422,460	—	—	1,422,460
Energy	1,385,271	—	—	1,385,271
Financial Services	3,722,068	—	—	3,722,068
Health Care	1,449,344	—	—	1,449,344
Information Technology	1,050,759	—	—	1,050,759
Utilities	425,398	—	—	425,398
Money Market Fund	237,448	—	—	237,448
Total	$15,743,245	$—	$—	$15,743,245

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds
Bank and Finance	$—	$41,692,990	$—	$41,692,990
Industrials	—	44,543,216	—	44,543,216
Utilities	—	27,312,069	—	27,312,069
U.S. Government Treasury Obligations	—	18,825,640	—	18,825,640
U.S. Government Agency Obligations	—	10,873,298	—	10,873,298
U.S. Government Agency Obligations – Mortgage-Backed	—	45,372,124	—	45,372,124
Certificates of Deposit	—	235,822	—	235,822
Taxable Municipal Bonds	—	20,338,956	—	20,338,956
Non-Taxable Municipal Bonds	—	4,313,732	—	4,313,732
Preferred Stocks	3,595,446	—	—	3,595,446
Money Market Fund	1,359,461	—	—	1,359,461
Total	$4,954,907	$213,507,847	$—	$218,462,754

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds
General Obligation – City	$—	$3,087,650	$—	$3,087,650
General Obligation – County	—	2,120,590	—	2,120,590
General Obligation – State	—	2,281,111	—	2,281,111
Higher Education	—	10,829,218	—	10,829,218
Hospital / Health	—	3,963,252	—	3,963,252
Revenue Bonds – Electric	—	329,959	—	329,959
Revenue Bonds - Facility	—	3,702,114	—	3,702,114
Revenue Bonds – Water & Sewer	—	4,180,330	—	4,180,330
Other Revenue	—	2,976,268	—	2,976,268
School District	—	15,815,620	—	15,815,620
State Agency	—	1,215,470	—	1,215,470
Housing	—	1,286,499	—	1,286,499
Money Market Fund	1,725,248	—	—	1,725,248
Total	$1,725,248	$51,788,081	$—	$53,513,329

JIC Institutional Bond Fund I	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$16,104,281	$—	$16,104,281
Industrial	—	17,503,139	—	17,503,139
Utilities	—	7,388,782	—	7,388,782
U.S. Government Treasury Obligations	—	7,028,164	—	7,028,164
U.S. Government Agency Obligations	—	6,979,663	—	6,979,663
U.S. Government Agency Obligations – Mortgage-Backed	—	8,123,876	—	8,123,876
Certificates of Deposit	—	237,985	—	237,985
Taxable Municipal Bonds	—	8,595,293	—	8,595,293
Money Market Fund	712,562	—	—	712,562
Total	$712,562	$71,961,183	$—	$72,673,745

JIC Institutional Bond Fund II	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$16,250,720	$—	$16,250,720
Industrial	—	17,888,879	—	17,888,879
Utilities	—	10,151,899	—	10,151,899
U.S. Government Treasury Obligations	—	7,112,419	—	7,112,419
U.S. Government Agency Obligations	—	1,975,630	—	1,975,630
U.S. Government Agency Obligations – Mortgage-Backed	—	11,574,284	—	11,574,284
Certificates of Deposit	—	241,780	—	241,780
Taxable Municipal Bonds	—	7,263,276	—	7,263,276
Non-Taxable Municipal Bonds	—	1,083,750	—	1,083,750
Preferred Stocks	1,160,000	—	—	1,160,000
Money Market Fund	1,180,272	—	—	1,180,272
Total	$2,340,272	$73,542,637	$—	$75,882,909

JIC Institutional Bond Fund III	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$14,878,678	$—	$14,878,678
Industrial	—	19,422,587	—	19,422,587
Utilities	—	10,718,697	—	10,718,697
U.S. Government Treasury Obligations	—	5,947,042	—	5,947,042
U.S. Government Agency Obligations – Mortgage-Backed	—	13,502,337	—	13,502,337
Certificates of Deposit	—	241,780	—	241,780
Taxable Municipal Bonds	—	6,931,578	—	6,931,578
Preferred Stocks	1,160,000	—	—	1,160,000
Money Market	788,438	—	—	788,438
Total	$1,948,438	$71,642,699	$—	$73,591,137

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$14,517,921	$—	$14,517,921
Industrial	—	16,255,323	—	16,255,323
Utilities	—	11,032,639	—	11,032,639
U.S. Government Treasury Obligations	—	7,611,210	—	7,611,210
U.S. Government Agency Obligations	—	7,658,237	—	7,658,237
U.S. Government Agency Obligations – Mortgage-Backed	—	9,758,857	—	9,758,857
Certificates of Deposit	—	237,985	—	237,985
Taxable Municipal Bonds	—	3,589,070	—	3,589,070
Money Market	5,704,898	—	—	5,704,898
Sub-Total	$5,704,898	$70,661,242	$—	$76,366,140
Other Financial Instruments*	(355,990)	—	—	(355,990)
Total	$5,348,908	$70,661,242	$—	$76,010,150

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized depreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the nine months ended September 30, 2013, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of year.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the nine months ended September 30, 2013 was $72,093,915. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin due to the Broker on futures contracts as of September 30, 2013 was $572,935.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of October 10, 2013 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By	/s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Timothy E. Johnson

Timothy E. Johnson, President
Date: November 21, 2013

By	/s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date: November 21, 2013

* Print the name and title of each signing officer under his or her signature